Acquisitions	12 Months Ended
Dec. 31, 2022
Acquisitions
Acquisitions

Note 4 – Acquisitions

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted in subsequent periods, not to exceed one year from the acquisition date. Operating results associated with acquisitions have been included in these Financial Statements from the date of acquisition.

Goodwill arising from acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the businesses, providing the opportunity to expand our products into new markets, as well as other intangibles that do not qualify for separate recognition. These synergies include the elimination of redundant facilities and functions and the use of the Company’s existing commercial infrastructure to expand sales. None of the resultant goodwill from the below acquisitions is expected to be deductible for income tax purposes.

2022 Acquisitions

Bloom Dispensaries

On January 18, 2022, the Company completed the acquisition of Bloom Dispensaries (“Bloom”), a vertically integrated, single state cannabis operator in Arizona. The Bloom acquisition includes four retail dispensaries located in the cities of Phoenix, Tucson, Peoria, and Sedona, as well as two adjacent cultivation and processing facilities totaling approximately 63,500 square feet of space located in north Phoenix. This acquisition strengthens the Company’s production and retail sales capabilities in the Arizona market.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$18,821
Accounts receivable, net	804
Prepaid expenses and other current assets	381
Inventory	3,694
Property, plant and equipment, net	5,225
Right-of-use assets	14,265
Other assets	122
Licenses	174,770
Trade name	2,230
Non-compete agreements	1,260
Goodwill	60,680
Deferred tax liabilities	(42,713)
Liabilities assumed	(25,315)
Net assets acquired	$214,224

Consideration paid in cash, net of working capital adjustments	$68,791
Note payable	145,433
Total consideration	$214,224

Cash outflow, net of cash acquired	$49,970

The acquisition remains subject to post-closing adjustments, and the Company is still in the process of finalizing purchase price accounting. The Company has incurred and expensed to date transaction costs of approximately $0.4 million related to the acquisition of Bloom.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Bloom acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Bloom acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022 was $46.7 million and $31.2 million, respectively.

Revenue and net loss from Bloom included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $43.1 million and $31.8 million, respectively.

Sapphire Medical Clinics Limited

On January 31, 2022, Curaleaf International Limited, a wholly owned subsidiary of Curaleaf International Holdings Limited (“Curaleaf International”), completed the acquisition of 100% of the equity interests of Sapphire Medical Clinics Limited (“Sapphire Medical”), a CQC registered private medical cannabis clinic providing telemedicine and face to face consultations to patients in the United Kingdom (“U.K.”). The transaction represents a compelling opportunity to enhance the Company’s vertical integration of the business within the U.K.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$45
Accounts receivable, net	139
Prepaid expenses and other current assets	36
Other assets	40
Licenses	17,181
Deferred tax liabilities	(3,264)
Liabilities assumed	(5,417)
Net assets acquired	$8,760

Consideration paid in cash	$6,689
Contingent consideration payable	2,071
Total consideration	$8,760

Cash outflow, net of cash acquired	$6,643

The contingent consideration payable is related to an incremental earnout that may be paid in 2023 based on the Sapphire Medical business exceeding certain revenue, script, and active patient count milestones during 2022. The Company incurred and capitalized transaction costs of approximately $0.1 million related to the acquisition of Sapphire Medical.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Sapphire Medical acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Sapphire Medical acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022 was $2.0 million and $1.6 million, respectively.

Revenue and net income from Sapphire Medical included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $1.9 million and $0.4 million, respectively.

NRPC Management, LLC

On May 12, 2022, the Company completed the acquisition of NRPC Management, LLC (“NRPC Management”). Natural Remedy Patient Center, LLC (“NRPC”) a Safford, Arizona dispensary, operates pursuant to a Management Services Agreement with NRPC Management. NRPC was granted a Medical Marijuana Dispensary Registration Certificate and a Marijuana Establishment License allowing NRPC to lawfully engage in medical and recreational marijuana operations and sales in the State of Arizona. The acquisition of NRPC Management aligns with the Company’s strategy to continue expanding domestic operations. The Company has subsequently relocated the NRPC license to a new Scottsdale, Arizona dispensary.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Accounts receivable, net	$2
Inventory	185
Licenses	21,448
Deferred tax liabilities	(5,555)
Liabilities assumed	(3,318)
Net assets acquired	$12,762

Consideration paid in cash, net of working capital adjustments	$9,927
Equity consideration	835
Deferred consideration	2,000
Total consideration	$12,762

Cash outflow	$9,927

The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a lock-up agreement restricting trading of the SVS received, with a release of the SVS from such restrictions at the second anniversary of the closing date. Deferred consideration is related to the settlement of pending litigation. The Company incurred immaterial transaction costs related to the acquisition of NRPC Management.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the NRPC Management acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2022 was $3.0 million and $0.8 million, respectively.

Revenue from NRPC Management included in the Consolidated Statements of Operations was $1.2 million and net income was immaterial for the year ended December 31, 2022.

Broad Horizon Holdings, LLC

During the third quarter of 2022, the Company entered into an agreement with Broad Horizons Holdings, LLC (“BHH”) as part of a series of transactions, in which the Company agreed to delay the exercise of a call option. In accordance with ASC 810 – Consolidation (“ASC 810”), the Company determined that this transaction resulted in a change in control, resulting in the Company’s ability to direct the relevant activities of BHH and exposure to the variable returns from its activities. The Company assumed the net assets of and began consolidating BHH as of July 1, 2022.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date:

Cash	$5,498
Accounts receivable, net	176
Prepaid expenses and other current assets	176
Inventory	2,605
Property, plant and equipment, net	2,105
Right-of-use assets	1,420
Other assets	114
Liabilities assumed	(9,712)
Gain on change in control	$2,382

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the BHH transaction, total unaudited pro forma revenue and net income for the year ended December 31, 2022 was $23.5 million and $2.8 million, respectively.

Revenue and net income from BHH included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $10.6 million and $2.4 million, respectively.

Pueblo West Organics

On September 1, 2022, the Company completed the acquisition of Pueblo West Organics, LLC (“PWO”), a licensed cannabis processor in Pueblo, CO. PWO operates (i) a 75,960 square foot indoor licensed marijuana cultivation facility and processing facility; (ii) a 12,000 square foot licensed marijuana dispensary and cultivation facility; and (iii) a 2.1-acre licensed outdoor cultivation facility. The Company began actively marketing certain real estate assets associated with the transaction immediately upon acquisition, see Note 6 – Assets and liabilities held for sale for further details. The acquisition of PWO provided Curaleaf with additional capacity to achieve further vertical integration in Colorado.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$58
Accounts receivable, net	9
Prepaid expenses and other current assets	56
Inventory	379
Property, plant and equipment, net	358
Right-of-use assets	1,611
Licenses	5,803
Deferred tax liabilities	(348)
Liabilities assumed	(1,892)
Net assets acquired	$6,034

Consideration paid in cash, net of working capital adjustments	$6,034

Cash outflow, net of cash acquired	$5,976

The Company incurred and capitalized $0.1 million transaction costs related to the acquisition of PWO.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the PWO acquisition, total unaudited pro forma for revenue and net loss for the year ended December 31, 2022 was $1.4 million and $9.7 million, respectively.

Revenue and net loss from PWO included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $0.1 million and $8.5 million, respectively.

Four20 Pharma GmbH

On September 16, 2022, Curaleaf International completed the acquisition of 55% of the outstanding equity interests of Four20 Pharma GmbH (“Four20”), a leading German distributor and manufacturer of medical cannabis. In connection with the transaction, the selling shareholders and Curaleaf International have entered into a put/call option which permits either party to trigger the roll-up of the remaining equity of Four20 two years after the launch of adult use cannabis sales in Germany, but no later than the end of 2025 if adult use launch has not occurred by such date. As of the date of acquisition, the Company determined that it does control the operations of Four20 in accordance with ASC 810, and accordingly began consolidating the results of their operations.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$7
Accounts receivable, net	1,083
Prepaid expenses and other current assets	311
Inventory	1,004
Property, plant and equipment, net	768
Right-of-use assets	437
Other assets	55
Licenses	24,790
Trade name	4,133
Goodwill	12,945
Deferred tax liabilities	(9,484)
Liabilities assumed	(3,753)
Net assets acquired	$32,296

Consideration paid in cash	$9,899
Equity consideration	3,458
Contingent consideration payable	4,406
Non-controlling interest	14,533
Total consideration	$32,296

Cash outflow, net of cash acquired	$9,892

The contingent consideration relates to true-up shares to be issued dependent upon the trading price of the SVS at the first and second anniversaries of the closing date. The NCI in Four20 relates to the 45% ownership held by the selling shareholders. The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a lock-up agreement with each recipient restricting trading of the SVS received, with a release of 50% of SVS from such restrictions at each of the first and second anniversaries of the closing date. The acquisition remains subject to post-closing adjustments, and the Company is still in the process of finalizing purchase price accounting. The Company has incurred and expensed $1.1 million of transaction costs related to the acquisition of Four20.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Four20 acquisition, total unaudited pro forma for revenue and net loss for the year ended December 31, 2022 was $10.5 million and $0.6 million, respectively.

Revenue and net loss from Four20 included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $4.4 million and $0.4 million, respectively.

Tryke Companies

On October 4, 2022, the Company completed the acquisition of Tryke Companies (dba Reef Dispensaries) (“Tryke”), a privately held, vertically integrated, multi-state cannabis operator. The transaction represents a compelling opportunity to enhance the Company’s operations in Arizona, Nevada, and Utah. Upon closing of the acquisition, the Company now owns and operates six highly trafficked dispensaries under the Reef brand, with two retail stores in Arizona and four in Nevada, including the Phoenix metropolitan area, Las Vegas strip, and North Las Vegas. Tryke currently offers a wide variety of in-house and third-party flower, concentrates, vape cartridges, edibles, topicals, and CBD products at a range of price points. Tryke’s product portfolio is highly complementary to the Company’s, and together the Company expects to offer consumers and retailers in Arizona, Nevada, and Utah an even broader selection of premium cannabis products.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$5,428
Accounts receivable, net	958
Prepaid expenses and other current assets	988
Inventory	24,030
Property, plant and equipment, net	21,538
Right-of-use assets	47,957
Other assets	4,264
Licenses	73,330
Trade name	3,270
Non-compete agreements	1,750
Goodwill	38,155
Deferred tax liabilities	(2,831)
Liabilities assumed	(57,679)
Net assets acquired	$161,158

Cash consideration, net of working capital adjustments	$24,248
Equity consideration	11,666
Deferred consideration classified as a liability	56,730
Deferred consideration classified as equity	59,289
Contingent consideration payable	9,225
Total consideration	$161,158

Cash outflow, net of cash acquired	$18,820

A portion of the fair value of deferred consideration was based on a third-party valuation that takes into account the time value of money, and consists of both cash and equity components that are to be paid on the first, second, and third anniversary of closing. The cash components are recorded as deferred consideration liabilities within the Consolidated Balance Sheets of the Company. The equity components are recorded within Additional-paid in capital within the Consolidated Balance Sheets of the Company. Additionally, there is a cash hold-back of $2.4 million relating to pending litigation that is assumed to be at fair value due to its short-term nature and is recorded within deferred consideration liabilities within the Consolidated Balance Sheets of the Company. The contingent consideration relates to Tryke achieving certain EBITDA targets and amounts related to indemnity claims. The acquisition remains subject to post-closing adjustments, and the Company is still in the process of finalizing purchase accounting. The Company has incurred and expensed $0.1 million of transaction costs related to the acquisition of Tryke.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Tryke acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022 was $77.0 million and $0.4 million, respectively.

Revenue and net loss from Tryke included in the Consolidated Statements of Operations for the year ended December 31, 2022 was $16.3 million and $2.8 million, respectively.

2021 acquisitions

EMMAC Life Sciences Limited

On April 7, 2021, Curaleaf International completed the acquisition of EMMAC Life Sciences Limited (“EMMAC”) (the “EMMAC Transaction”), in order to establish the Company’s presence and position the Company for continued growth in the European cannabis market.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$1,490
Accounts receivable, net	3,393
Prepaid expenses and other current assets	535
Inventory	7,101
Property, plant and equipment, net	7,549
Right-of-use assets	4,360
Other assets	9,848
Licenses	228,442
Trade name	11,156
Non-compete agreements	3,294
Know How	119
Goodwill	64,252
Deferred tax liabilities	(49,853)
Liabilities assumed	(24,134)
Net assets acquired	$267,552

Consideration paid in cash	$45,211
Equity consideration	185,978
Contingent consideration payable	36,363
Total consideration	$267,552

Cash outflow, net of cash acquired	$43,721

The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a lock-up agreement with each recipient restricting trading of the SVS received, with an initial release of 5% of SVS from such restrictions at closing, and subsequent release of 5% of SVS from such restrictions at the end of each calendar quarter following the closing of the EMMAC Transaction.

Contingent consideration is related to EMMAC’s ability to achieve certain performance milestones including being permitted by a governmental entity in Europe to sell, produce, market, or distribute cannabis for recreational purposes on a temporary, trial, experimental, interim, study, or pilot basis, achieving revenue targets in 2022 in the U.K. and Germany markets, and dry flower production at the Terra Verde cultivation facilities of at least 10 tons during 2022.

Aggregate measurement period adjustments to the initial purchase price allocation reported and translated as of June 30, 2021 resulted in a decrease to accounts receivable, net of $15.9 million, an increase to prepaid expenses and other current assets of $0.5 million, an increase to inventory of $2.8 million, a decrease to biological assets of $3.5 million, an increase to other assets of $8.7 million, an increase to licenses of $1.3 million, a decrease to tradenames of $1.2 million, an increase to know-how of $0.1 million, a decrease to goodwill of $28.5 million, a decrease to deferred tax liabilities of $22.3 million, and a decrease to liabilities assumed of $13.5 million.

Maryland Compassionate Care and Wellness, LLC

Through its acquisition of GR Companies, Inc. (“Grassroots“) in 2020, the Company acquired an option to purchase Maryland Compassionate Care and Wellness, LLC (“MCCW”) from its sole owner, KDW Maryland Holding Corporation, subject to regulatory approval, which was received on May 1, 2021. MCCW is the holder of cultivation, processing, and dispensary licenses in Maryland and the sole owner of each of GR Vending MD Management, LLC and GR Vending MD, LLC. Total consideration paid for MCCW was $132.2 million of the total Grassroots consideration that had been allocated as prepaid acquisition consideration.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$11,976
Accounts receivable, net	2,424
Prepaid expenses and other current assets	66
Inventory	5,714
Property, plant and equipment, net	19,448
Right-of-use assets	726
Other assets	689
Licenses	112,460
Goodwill	20,346
Deferred tax liabilities	(33,235)
Liabilities assumed	(8,382)
Net assets acquired	$132,232

Prepaid acquisition consideration from Grassroots Acquisition	$132,232

Cash outflow, net of cash acquired	$120,256

Ohio Grown Therapies, LLC

In May 2019, the Company entered into an agreement granting it an option to acquire the Ohio Grown Therapies, LLC (“OGT”) license for $20 million in order to expand the Company’s cultivation and processing capacity in Ohio. Regulatory approval to complete the transaction was received in July 2021. In accordance with the purchase agreement, the Company paid $5 million cash in May 2019, $7.5 million in cash in July 2020, and the final $7.5 million in cash in July 2021 at closing. Upon closing, the full $20 million related to the acquisition, which was entirely attributable to the license acquired, was reclassified to intangible assets, net. The Company incurred and expensed transaction costs of approximately $0.1 million.

Los Sueños Farms, LLC and its related entities

On October 1, 2021, the Company completed the acquisition of Los Sueños Farms, LLC and its related entities (“Los Sueños”), the largest outdoor grow in Colorado. Following the successful completion of the Los Sueños acquisition, the Company owns three Pueblo, Colorado outdoor cannabis grow facilities covering 66 acres of cultivation capacity including land, equipment, and licensed operating entities; an 1,800 plant indoor grow; and two retail cannabis dispensary locations serving adult use customers. The Company acquired Los Sueños, the Company’s first outdoor grow, in order to increase cultivation capacity to accelerate the Company’s growth in and share of the Colorado market and in order to leverage Los Sueños’ outdoor cultivation expertise.

The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$1,121
Accounts receivable, net	1,003
Prepaid expenses and other current assets	38
Inventory	12,036
Property, plant and equipment, net	8,975
Right-of-use assets	2,043
Other assets	20
Licenses	1,200
Non-compete agreements	140
Know How	3,020
Customer List	500
Goodwill	32,324
Deferred tax liabilities	(2,870)
Liabilities assumed	(3,391)
Net assets acquired	$56,159

Consideration paid in cash	$20,582
Cash payoff of notes	9,438
Equity consideration	23,449
Contingent consideration payable	2,690
Total consideration	$56,159

Cash outflow, net of cash acquired	$19,461

The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a regulatory “hold period” and is subject to a lock-up agreement with each recipient restricting trading of the SVS received, with an initial release of 20% of the SVS from such restrictions upon closing, and subsequent releases of 5% of the SVS from such restrictions at the end of each calendar quarter following closing. Additional consideration may become payable by the Company based upon the successful achievement of certain performance milestones including achieving cash flow targets in 2022 and obtaining enhanced tier licenses.

During the year ended December 31, 2022, the Company has recorded aggregate measurement period adjustments to the purchase price allocation reported as of December 31, 2021 resulting in an increase to cash of $0.1 million, an increase to accounts receivable, net in the amount of $0.2 million, a decrease to inventory in the amount of $0.8 million, an increase to goodwill in the amount of $3.0 million, an increase to deferred tax liabilities of $2.9 million and a decrease to liabilities assumed of $0.3 million.

The Company incurred and expensed transaction costs of approximately $0.5 million related to the Los Sueños acquisition.

Pending acquisition

The Company has signed a definitive agreement in connection with the following acquisition, but such acquisition was not completed during the time between December 31, 2022 and the issuance of the Financial Statements. The Company has concluded that it does not control the operations of the acquiree in accordance with ASC 810, and accordingly, the results of the following entity are not included in the Financial Statements:

Deseret Wellness LLC

On April 6, 2023 the Company completed the acquisition of Deseret Wellness (“Deseret”), the largest cannabis retail operator in Utah, in a cash and stock transaction valued at approximately $20 million. The transaction with Deseret includes three retail dispensaries located in the cities of Park City, Provo and Payson. Deseret immediately strengthens Curaleaf's retail footprint in Utah, providing the state's medical patients with a wide variety of quality products including cannabis flower, vape cartridges, edibles, and concentrates. The acquisition remains subject to post-closing adjustments, and the Company is still in the process of finalizing purchase price accounting.

Contingent consideration

Contingent consideration recorded relates to the Company’s business combinations and asset acquisitions. As discussed in Note 2 – Basis of presentation, contingent consideration payable is subject to significant judgment and estimates, such as projected future revenue. Refer to Note 22 – Fair value measurements and financial risk management for further discussion surrounding the inputs utilized in the fair value of contingent consideration.

The changes in the contingent consideration account balance as of December 31, 2022 are as follows:

	HMS	MEOT	EMMAC	Los Sueños	Sapphire	Four20	Tryke	Total
Carrying amount, December 31, 2020	$1,854	$44	$-	$-	$-	$-	$-	$1,898
Contingent consideration recognized on acquisition	-	-	36,363	2,690	-	-	-	39,053
Revaluation of contingent consideration	(1,854)	-	-	-	-	-	-	(1,854)
Difference in exchange	-	-	(1,103)	-	-	-	-	(1,103)
Carrying amount, December 31, 2021	-	44	35,260	2,690	-	-	-	37,994
Contingent consideration recognized on acquisition	-	-	-	-	2,071	4,406	9,225	15,702
Payments of contingent consideration	-	-	(8,744)	1	-	-	-	(8,743)
Revaluation of contingent consideration	1,854	-	(4,714)	(2,689)	2,038	-	(915)	(4,426)
Difference in exchange	-	-	(3,309)	-	(214)	284	-	(3,239)
Gain on contingent consideration not paid	-	(44)	(8,133)	(2)	-	-	-	(8,179)
Carrying amount, December 31, 2022	1,854	-	10,360	-	3,895	4,690	8,310	29,109
Less: current portion	(1,854)	-	(10,360)	-	(3,895)	(2,428)	-	(18,537)
Non-current contingent consideration liability	$-	$-	$-	$-	$-	$2,262	$8,310	$10,572